Income (loss) per Share (Narrative) (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Undistributed earnings (loss) allocated to participating securities, diluted	$ 0	$ 1,500,000	$ 1,800,000
Undistributed earnings (loss) allocated to participating securities, diluted (usd per share)		$ 0.01	$ 0.01
Antidilutive weighted average shares (in shares)	1.1	1.3	1.5